Stockholders' Equity (Details) - USD ($)							3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 09, 2025	Jul. 29, 2025	Mar. 25, 2025	Aug. 31, 2023	Jun. 30, 2023	Nov. 15, 2022	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2025	Dec. 28, 2023	Nov. 07, 2023	Oct. 30, 2023	Jan. 01, 2023
Stockholders’ Equity [Line Items]
Shares issue							170,000,000					170,000,000
Preferred stock, par value (in Dollars per share)							$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, convertible, conversion price (in Dollars per share)								$ 1		$ 1				$ 1
Warrant per share (in Dollars per share)							$ 10,000					$ 10,000
Percentage of shares to be issued upon exercise of the new warrants							75.00%			75.00%		75.00%		75.00%
Aggregate proceeds (in Dollars)												$ 1,571,466	$ 8,835,458	$ 5,227,039
Preferred stock, shares outstanding							7,593					7,593
Other offering expenses (in Dollars)			$ 2,000,000
Warrant exercise price (in Dollars per share)			$ 1.83
Authorized to issue										25,000,000				25,000,000
Warrant [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share)																	$ 0.01
Warrant per share (in Dollars per share)																				$ 4
Warrants exercisable price (in Dollars per share)												$ 1
Price per share (in Dollars per share)							$ 0.1879					$ 0.1879
Series A Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of shares			1,092,896
Series B Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of shares			1,092,896
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price							60.00%			60.00%		60.00%		60.00%
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share)																	$ 0.0001
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized			885,000				50,000,000			1,000,000		50,000,000		1,000,000				2,000,000	2,000,000
Securities Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Aggregate proceeds (in Dollars)	$ 1,000,000	$ 5,000,000
Transaction price per share (in Dollars per share)		$ 5
Total transaction price (in Dollars)		$ 2,570,000
Securities Purchase Agreement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock		6,340,000
Shares issue	1,252,500
Crone Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Consulting fees (in Dollars)							$ 164,000					$ 164,000
Crone Consulting Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued for services												200,000
Alchemy Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Consulting fees (in Dollars)							$ 236,000					$ 236,000
Alchemy Consulting Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued for services												350,000
Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Fair value of the common stock (in Dollars)						$ 144,168
Fair value expense (in Dollars)														$ 0	108,126
662 Capital LLC [Member]
Stockholders’ Equity [Line Items]
Fair value expense (in Dollars)														$ 0	$ 54,063
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue							3,609,285			1,176,059		3,609,285		1,176,059	2,817
Authorized shares							100,000,000			100,000,000		100,000,000		100,000,000	4,000,000
Common stock par value (in Dollars per share)							$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights												one (1) vote for each share		one (1) vote for each share
Shares issue			207,896
Number of shares designated										4,000,000				4,000,000
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Authorized shares							100,000,000					100,000,000
Shares issue									651,167						640
Shares issued for services							400,000	150,000		17,143	1,562			18,705	72
Class A Common Stock [Member] | Alchemy Advisory, LLC [Member]
Stockholders’ Equity [Line Items]
Stock or unit option plan expense (in Dollars)						$ 40,000
Restricted shares issued						33
Class A Common Stock [Member] | 662 Capital LLC [Member]
Stockholders’ Equity [Line Items]
Restricted shares issued						17
Fair value of the common stock (in Dollars)						$ 72,084
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue							3,020,750			3,020,750		3,020,750		3,020,750	3,891,500
Authorized shares							20,000,000			20,000,000		20,000,000		20,000,000	20,000,000
Common stock par value (in Dollars per share)							$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, voting rights												twenty-five (25) votes for each share		twenty-five (25) votes for each share
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue
Shares issued for services
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized															1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001										$ 0.0001
Price per share (in Dollars per share)					$ 10
Preferred stock outstanding					12.00%
Preferred stock, shares outstanding															403,640
Series A Preferred Stock [Member] | Bridge Note [Member]
Stockholders’ Equity [Line Items]
Debt conversion, converted instrument, shares issued					442							332
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue
Shares issued for services
Convertible Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized							10,000			0		10,000		0
Preferred stock, par value (in Dollars per share)							$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Price per share (in Dollars per share)							$ 1					$ 1
Preferred stock, shares outstanding							7,593			0		7,593		0
Convertible Series B Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issue
Shares issued for services
Convertible Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)																$ 0.0001
Warrant per share (in Dollars per share)																$ 0.0001
Convertible preferred stock		6,340														7,590
Aggregate offering amount (in Dollars)																$ 10,000,000
Shares issue	1,253
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Sale of shares		514,286
IPO [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price							60.00%			60.00%		60.00%		60.00%
Preferred stock convertible, beneficial conversion feature (in Dollars)												$ 2,567,866
IPO [Member] | Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Percentage of conversion price							50.00%			50.00%		50.00%		50.00%
Sale of shares				640
Transaction price per share (in Dollars per share)				$ 1,000
IPO [Member] | Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Authorized shares							20,000,000			20,000,000		20,000,000		20,000,000
IPO [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, convertible, conversion price (in Dollars per share)										$ 4				$ 4
Preferred stock convertible, beneficial conversion feature (in Dollars)												$ 4		$ 2,567,866